VIA ELECTRONIC FILING

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, DC  20549

Attention:	Division of Investment
Management

RE: 	Merrill Lynch Funds for
Institutions Series Post-Effective
Amendment No. 26 to the Registration
Statement on Form N-1A (Securities
Act File No. 33-14190,Investment
Company Act File No. 811-5149)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the
Securities Act of 1933, as amended
(the "1933 Act"), Merrill Lynch Funds
for Institutions Series (the "Fund")
hereby certifies that:

(1) the form of Prospectus and
Statement of Additional Information
that would have been filed pursuant
to Rule 497(c)under the 1933 Act would
not have differed from that contained in Post-Effective Amendment No. 26 to the
Fund's Registration Statement on Form N-1A;
And
(2) the text of Post-Effective Amendment
No. 26 to the Fund's Registration Statement on Form N-1A was filed electronically with the Securities and Exchange Commission on August 27, 2003.

Very truly yours,

Merrill Lynch Funds for Institutions Series

/s/ Philip S. Gillespie
Philip S. Gillespie
Secretary of Fund